Financial assets and liabilities (Details 1) $ in Thousands	Dec. 31, 2025 ARS ($)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 448,597,959
Trade receivables [member] | To Due [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	437,557,176
Trade receivables [member] | Not Later Than Ninety Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	9,124,858
Trade receivables [member] | Later Than Ninety Days And Not Later Than One Hundred And Eighty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	876,797
Trade receivables [member] | Later Than One Hundred And Eighty Days And Not Later Than Two Hundred And Seventy Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	335,843
Trade receivables [member] | Later Than Two Hundred And Seventy Days And Not Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	341,574
Trade receivables [member] | Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	361,711
Trade Receivables One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	466,273,939
Trade Receivables One [Member] | To Due [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	459,469,852
Trade Receivables One [Member] | Not Later Than Ninety Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	6,401,277
Trade Receivables One [Member] | Later Than Ninety Days And Not Later Than One Hundred And Eighty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	194,100
Trade Receivables One [Member] | Later Than One Hundred And Eighty Days And Not Later Than Two Hundred And Seventy Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	168,013
Trade Receivables One [Member] | Later Than Two Hundred And Seventy Days And Not Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	876
Trade Receivables One [Member] | Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 39,821